Dreyfus International Funds, Inc. (the "Registrant")

Dreyfus Emerging Markets Fund (the "Fund")

(Class A, C, I, Y and T Shares)

Incorporated herein by reference are definitive versions of the Fund's Class A, C, I and Y prospectus and the Class T prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 28, 2017 (SEC Accession No. 0000897469-17-000025).